Equity - Valuation adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Actuarial gains and losses	$ 5,525	$ 4,833
Hedging instruments and other		922
Valuation adjustments	$ 5,525	$ 5,755